SERVICE INVENTORIES	9 Months Ended
Sep. 30, 2020
Inventory Disclosure [Abstract]
SERVICE INVENTORIES

7. SERVICE INVENTORIES

The following table summarizes the service inventories for the periods as set forth below (in US$ thousands):

	September 30,	December 31,
	2020	2019

Spare parts	$52,327	$39,428
Chemicals	27,224	22,852
Raw materials	507	2,441
Consumables	16,955	15,897
Total	97,013	80,618
Less: allowance for obsolete and slow-moving inventories	(2,598)	(1,777)
Total	$94,415	$78,841